One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605 +1 617 728 7100 Main +1 617 426 6567 Fax www.dechert.com

Stephanie Capistron

stephanie.capistron@dechert.com +1 617 728 7127 Direct

May 8, 2020

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Aberdeen Standard Palladium ETF Trust

Ladies and Gentlemen:

On behalf of Aberdeen Standard Palladium ETF Trust (the “Trust”), attached herewith for filing is a registration statement on Form S-3 relating to the offer and sale of Aberdeen Standard Physical Palladium Shares ETF (the “Shares”).

As indicated in the first footnote to the Calculation of Registration Fee table on the facing page of the registration statement, the Trust is carrying forward previously registered unsold Shares and their corresponding filing fee in accordance with Rule 415(a)(6).

Should you have any questions regarding the filing or the foregoing matters, please do not hesitate to contact me at (617) 728-7127.

Very truly yours,

/s/ Stephanie Capistron
Stephanie Capistron